Organization and Reorganization	12 Months Ended
Dec. 31, 2025
Organization and Reorganization [Abstract]
Organization and Reorganization
1.	Organization and Reorganization

Token Cat Limited (the “Company”, formerly known as TuanChe Limited) was incorporated in the Cayman Islands on September 28, 2012. The Company is a holding company and conducts its business mainly through its subsidiaries, variable interest entities (“VIEs”) and subsidiaries of VIEs (collectively referred to as the “Group”). The Group commenced operations through TuanChe Internet, a PRC company established by several PRC citizens in May 2012. TuanChe Internet holds an Internet Content Provider (“ICP”) license to operate Tuanche.com that provides internet information services to automobile manufacturers, car dealers and consumers.

The Group is primarily engaged in the operation of providing auto shows, special promotion events services, referral service for a commercial bank, online marketing services and other related businesses in the People’s Republic of China (the “PRC” or “China”). The Group commenced its auto shows business from the fourth quarter of 2016. In June 2018, the Group commenced its virtual dealership business, marketing information services and demand-side platform services. In January 2019, the Group commenced its special promotion events business. In October 2019, the Group commenced its referral services in collaboration with a commercial bank. In the first quarter of 2020, the Group acquired Longye International Limited (“Longye”) and commenced a subscription and support service, and it also commenced its live streaming promotion events services and customer referral services. In 2025, the Group expanded its business through its PRC subsidiaries to include the procurement and sales of electronic equipment, diversifying its revenue streams beyond its core automotive digital marketing and technology services.

On September 10, 2025, the Company entered into a share purchase agreement with Prime Management Group Limited, a British Virgin Islands company. Pursuant to the share purchase agreements, the Group transferred 100% of the outstanding equity interest in Longye, a Cayman Islands company, Long Ye Information Technology Limited, a Hong Kong company (“Long Ye HK”), Beijing Sangu Maolu Information Technology Co., Ltd., a PRC company (“Sangu Maolu”), TuanChe Information Limited, a Hong Kong company, (“Tuanche HK”), TuanYuan Internet Technology (Beijing) Co., Ltd., a PRC company (“TuanYuan”), TuanChe Group Inc., a Cayman Islands company, (“Tuanche Cayman”), Tuanche Information Group Limited, a Hong Kong company (“Tuanche Info”), Chema Technology (Beijing) Co., Ltd., a PRC company (“Chema”), for an aggregate consideration of the US$1. For details of the transaction please refer to Note 4 – Discontinued operations. The organizing auto shows and providing marketing services have been presented as discontinued operations (“Discontinued Operations”) retroactively for the periods presented in the consolidated financial statements for fiscal years ended December 31, 2024 and 2023.

Following the disposal, as of December 31, 2025, the Group expanded its business through its PRC subsidiaries to include the procurement and sales of electronic equipment, diversifying its revenue streams beyond its core automotive digital marketing and technology services.

		Percentage of
	Place and year of	direct or indirect
Major Subsidiaries	incorporation	economic ownership	Principal activities
New TuanChe New York Inc. (US)	New York, USA 2024	100	Investment holding
New TuanChe Colorado Inc. (US)	Colorado, USA 2025	100	Investment holding
New TuanChe PTE. LTD. (Singapore)	Singapore 2025	100	Investment holding
New TuanChe Hong Kong Limited (HK)	Hong Kong, PRC 2024	100	Investment holding
Shenzhen Feixingjia Information Technology Co., Ltd.	Shenzhen, PRC 2024	100	Electronic equipment trading,technical support and consulting services
Beijing Feixingjia Information Technology Co.,Ltd.	Beijing, PRC 2025	100	Electronic equipment trading,technical support and consulting services
Changsha Feixingjia Information Technology Co., Ltd.	Changsha, PRC 2025	100	Technical support and consulting services

Consolidation of Variable Interest Entities

VIEs are generally entities that lack sufficient equity to finance their activities without additional financial support from other parties or whose equity holders lack adequate decision-making ability. All VIEs and their subsidiaries with which the Company is involved must be evaluated to determine the primary beneficiary of the risks and rewards of the VIE. The primary beneficiary is required to consolidate the VIE for financial reporting purposes.

There are no consolidated assets of the VIEs and the VIEs’ subsidiaries that are collateral for the obligations of the VIEs and the VIEs’ subsidiaries and can only be used to settle the obligations of the VIEs and the VIEs’ subsidiaries.

As the VIEs are incorporated as limited liability companies under the PRC Company Law, creditors or beneficial interest holders of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs in normal course of business.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs and the VIEs’ subsidiaries. However, if the VIEs and the VIEs’ subsidiaries ever need financial support, the Company or its subsidiaries may, at their option and subject to statutory limits and restrictions, provide financial support to the VIEs and the VIEs’ subsidiaries through loans to the shareholder of the VIEs and the VIEs’ subsidiaries or entrustment loans to the VIEs and the VIEs’ subsidiaries.

As of October 31,2025, all VIEs and the VIEs’ subsidiaries have been disposed.

The following combined financial information of the Group’s VIEs as of December 31, 2024 and 2025 and for the years ended December 31, 2023, 2024 and 2025 were included in the accompanying consolidated financial statements of the Group as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Current assets of discontinued operations	136,499	—
Non-current assets of discontinued operations	6,096	—
Total assets of discontinued operations	142,595	—
Total liabilities of discontinued operations	290,300	—

	For the year ended
	December 31,	December 31,	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenues from discontinued operations	68,167	50,152	20,339
Net loss from discontinued operations	(418)	(12,352)	(13,318)

	For the year ended
	December 31,	December 31,	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Discontinued operations:
Net cash (used in)/ generated from operating activities	(15,357)	(22,167)	473
Net cash generated from investing activities	—	—	—
Net cash generated from/ (used in) financing activities	13,172	19,358	(1,450)